Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Current assets:
Cash and cash equivalents	¥ 2,672,353	¥ 2,494,121
Trade receivables	633,909	793,245
Receivables from financial services	1,878,358	1,951,633
Other financial assets	190,053	163,274
Inventories	1,560,568	1,586,787
Other current assets	365,769	358,234
Total current assets	7,301,010	7,347,294
Non-current assets:
Investments accounted for using the equity method	655,475	713,039
Receivables from financial services	3,282,807	3,453,617
Other financial assets	441,724	417,149
Intangible assets	760,434	744,368
Deferred tax assets	132,553	150,318
Other non-current assets	209,695	162,648
Total non-current assets	13,160,455	13,071,828
Total assets	20,461,465	20,419,122
Current liabilities:
Trade payables	958,469	1,184,882
Financing liabilities	3,248,457	3,188,782
Accrued expenses	449,716	476,300
Other financial liabilities	209,065	132,910
Income taxes payable	43,759	49,726
Provisions	287,175	348,763
Other current liabilities	593,447	599,761
Total current liabilities	5,790,088	5,981,124
Non-current liabilities:
Financing liabilities	4,221,229	4,142,338
Other financial liabilities	303,570	63,689
Retirement benefit liabilities	578,909	398,803
Provisions	238,439	220,745
Deferred tax liabilities	698,868	727,411
Other non-current liabilities	344,339	319,222
Total non-current liabilities	6,385,354	5,872,208
Total liabilities	12,175,442	11,853,332
Equity:
Common stock	86,067	86,067
Capital surplus	171,823	171,460
Treasury stock	(273,940)	(177,827)
Retained earnings	8,142,948	7,973,637
Other components of equity	(114,639)	214,383
Equity attributable to owners of the parent	8,012,259	8,267,720
Non-controlling interests	273,764	298,070
Total equity	8,286,023	8,565,790
Total liabilities and equity	20,461,465	20,419,122
Equipment on operating leases [member]
Non-current assets:
Property, plant and equipment	4,626,063	4,448,849
Property, plant and equipment [member]
Non-current assets:
Property, plant and equipment	¥ 3,051,704	¥ 2,981,840